Property, Plant and Equipment	12 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

2022	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2021	£19,368	£13,846	£6	£497	£33,717
Additions	9,093	3,088	—	1,782	13,963
On acquisition of subsidiary / business	12	—	—	—	12
Inflation adjustment	429	—	—	—	429
Disposals	(1,740)	(721)	(6)	—	(2,467)
Disposals costs from subsidiary disposal	—	—	—	—	—
Transfers	—	497	—	(497)	—
Effect of foreign exchange translations	410	321	—		731
At 30 June 2022	£27,572	£17,031	£—	£1,782	£46,385

Depreciation
At 1 July 2021	£13,283	£7,104	£6	£—	£20,393
Charge for the year	4,351	2,283	—	—	6,634
Disposals	(1,610)	(652)	(6)	—	(2,268)
Disposals depreciation from subsidiary disposal	—	—	—	—	—
Effect of foreign exchange translations	231	135	—	—	366
At 30 June 2022	£16,255	£8,870	£—	£—	£25,125
Net book value
At 30 June 2022	£11,317	£8,161	£—	£1,782	£21,260

2021	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2020	£17,498	£13,182	£9	£323	£31,012
Additions	3,611	1,279	—	497	5,387
On acquisition of subsidiary / business	618	951	—	—	1,569
Inflation adjustment	24	—	—	—	24
Disposals	(991)	(646)	(2)	—	(1,639)
Disposals costs from subsidiary disposal	—	—	—	—	—
Transfers	—	323	—	(323)	—
Effect of foreign exchange translations	(1,392)	(1,243)	(1)	—	(2,636)
At 30 June 2021	£19,368	£13,846	£6	£497	£33,717

Depreciation
At 1 July 2020	£11,901	£6,355	£9	£—	£18,265
Charge for the year	3,153	1,933	—	—	5,086
Disposals	(901)	(596)	(2)	—	(1,499)
Disposals depreciation from subsidiary disposal	—	—	—	—	—
Effect of foreign exchange translations	(870)	(588)	(1)	—	(1,459)
At 30 June 2021	£13,283	£7,104	£6	£—	£20,393
Net book value
At 30 June 2021	£6,085	£6,742	£—	£497	£13,324